Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 5:- Property and Equipment

	December 31,
	2023	2022
Cost:
Computers and peripheral equipment	$2,448	$2,350
Leasehold improvement	582	438
Office furniture and equipment	133	128
Vehicles	149	139
	3,312	3,055

Accumulated depreciation	2,003	1,446

Property and equipment, net	$1,309	$1,609

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 was $557, $481 and $342, respectively.